Net fee and commission income - Schedule of Fee and Commission Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Fee and commission income:
Fee and commission income	£ 2,926	£ 2,790	[1],[2]	£ 2,608	[1]
Fee and commission expense	(1,095)	(1,070)	[1],[2]	(1,185)	[1]
Net fee and commission income	1,831	1,720	[1],[2]	1,423	[1]
Retail £m
Fee and commission income:
Fee and commission income	1,291	1,220		1,023
Fee and commission expense	(673)	(665)		(571)
Net fee and commission income	618	555		452
Commercial Banking
Fee and commission income:
Fee and commission income	1,277	1,243		1,198
Fee and commission expense	(322)	(315)		(271)
Net fee and commission income	955	928		927
Insurance, Pensions and Investments £m
Fee and commission income:
Fee and commission income	333	311		326
Fee and commission expense	(84)	(72)		(313)
Net fee and commission income	249	239		13
Other £m
Fee and commission income:
Fee and commission income	25	16		61
Fee and commission expense	(16)	(18)		(30)
Net fee and commission income	9	(2)		31
Current accounts
Fee and commission income:
Fee and commission income	624	646		638
Current accounts | Retail £m
Fee and commission income:
Fee and commission income	406	421		425
Current accounts | Commercial Banking
Fee and commission income:
Fee and commission income	218	225		213
Current accounts | Insurance, Pensions and Investments £m
Fee and commission income:
Fee and commission income	0	0		0
Current accounts | Other £m
Fee and commission income:
Fee and commission income	0	0		0
Credit and debit card fees
Fee and commission income:
Fee and commission income	1,264	1,195		883
Credit and debit card fees | Retail £m
Fee and commission income:
Fee and commission income	800	735		533
Credit and debit card fees | Commercial Banking
Fee and commission income:
Fee and commission income	464	460		350
Credit and debit card fees | Insurance, Pensions and Investments £m
Fee and commission income:
Fee and commission income	0	0		0
Credit and debit card fees | Other £m
Fee and commission income:
Fee and commission income	0	0		0
Commercial banking and treasury fees
Fee and commission income:
Fee and commission income	334	311		413
Commercial banking and treasury fees | Retail £m
Fee and commission income:
Fee and commission income	0	0		0
Commercial banking and treasury fees | Commercial Banking
Fee and commission income:
Fee and commission income	334	310		376
Commercial banking and treasury fees | Insurance, Pensions and Investments £m
Fee and commission income:
Fee and commission income	0	0		0
Commercial banking and treasury fees | Other £m
Fee and commission income:
Fee and commission income	0	1		37
Unit trust and insurance broking
Fee and commission income:
Fee and commission income	69	78		113
Unit trust and insurance broking | Retail £m
Fee and commission income:
Fee and commission income	0	0		0
Unit trust and insurance broking | Commercial Banking
Fee and commission income:
Fee and commission income	0	0		0
Unit trust and insurance broking | Insurance, Pensions and Investments £m
Fee and commission income:
Fee and commission income	69	78		113
Unit trust and insurance broking | Other £m
Fee and commission income:
Fee and commission income	0	0		0
Factoring
Fee and commission income:
Fee and commission income	75	79		76
Factoring | Retail £m
Fee and commission income:
Fee and commission income	0	0		0
Factoring | Commercial Banking
Fee and commission income:
Fee and commission income	75	79		76
Factoring | Insurance, Pensions and Investments £m
Fee and commission income:
Fee and commission income	0	0		0
Factoring | Other £m
Fee and commission income:
Fee and commission income	0	0		0
Other fees and commissions
Fee and commission income:
Fee and commission income	560	481		485
Other fees and commissions | Retail £m
Fee and commission income:
Fee and commission income	85	64		65
Other fees and commissions | Commercial Banking
Fee and commission income:
Fee and commission income	186	169		183
Other fees and commissions | Insurance, Pensions and Investments £m
Fee and commission income:
Fee and commission income	264	233		213
Other fees and commissions | Other £m
Fee and commission income:
Fee and commission income	£ 25	£ 15		£ 24

[1]	2 Restated for presentational changes; see note 1.
[2]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.